DIVESTITURE (Tables)	12 Months Ended
Jan. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following is a summary of the assets and liabilities distributed as part of the SIS Sale on December 1st, 2022:

As of December 1,
(in thousands)	2022
Current assets:
Accounts receivable	5,217
Contract assets, net	2,091
Inventories	731
Prepaid expenses and other current assets	402
Total current assets	8,441
Property and equipment, net	1,409
Operating lease right-of-use assets	648
Goodwill	31,865
Intangible assets, net	415
Deferred income taxes	162
Other assets	3,392
Total assets	$46,332

Current liabilities:
Accounts payable	$1,327
Accrued expenses and other current liabilities	1,231
Contract liabilities	5,752
Total current liabilities	8,310
Long-term contract liabilities	946
Operating lease liabilities	461
Total liabilities	$9,717